Investment Strategy	Oct. 29, 2025
T-REX 2X Long STUB Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X Long MP Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X Long SRPT Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X Long CIFR Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X Long ASTS Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X Long BTBT Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X Long WULF Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X Long QS Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X Inverse BLSH Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.